Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Financial instruments and financial risk management
30.	Financial instruments and financial risk management

The Group manages its capital to ensure that entities in the Group will be able to continue as going concerns. At December 31, 2018 and December 31 2019, the capital structure consisted solely of equity and the Group was not subject to any externally imposed capital requirements.

The Group has identified two principal risks being market risk (foreign exchange) and liquidity risk.

Details of the significant accounting policies and methods adopted (including the criteria for recognition, the basis of measurement and the bases for recognition of income and expenses) for each class of financial asset, financial liability and equity instrument are disclosed in Note 2.

Categories of financial instruments

Financial assets (in thousands)

	Amortized cost	Amortized cost
	2018	2019
Current
Trade and other receivables	$48,285	$154,813
Cash and cash equivalents	1,044,786	322,429
Non-current
Other receivables	10,458	12,388
Total	$1,103,529	$489,630

	2018	2019
Foreign currency forwards - held at FVTPL	$255	$587
Foreign currency forwards - held as cash flow hedges	436	2,437
Derivative financial assets	$691	$3,024

Financial liabilities (in thousands)

	Amortized cost	Amortized cost
	2018	2019
Trade payables	$96,176	$180,270
Other payables	350	11,062
Total	$96,526	$191,332

	2018	2019
Foreign currency forwards - held at FVTPL	$-	$255
Foreign currency forwards - held as cash flow hedges	-	5,346
Derivative financial liabilities	$-	$5,601

	Fair value through profit or loss	Fair value through profit or loss
	2018	2019
Contingent consideration	$-	$62,386
Total contingent consideration	$-	$62,386

Financial risk management objectives

The Group’s Corporate Treasury function provides services to the business, co-ordinates access to domestic and international financial markets and monitors and manages the financial risks relating to the operations of the Group through internal risk reports which analyze exposures by degree and magnitude of risks. These risks include market risk (including currency risk, interest rate risk and price risk), credit risk, liquidity risk and cash flow interest rate risk.

The Group seeks to minimize the effects of these risks, where appropriate, by using derivative financial instruments to hedge these risk exposures. The use of financial derivatives is governed by the Group’s policies approved by the board of directors, which provide written principles on foreign exchange risk, interest rate risk, credit risk and the use of derivatives. The Group does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.

Market risk

The Group’s activities expose it primarily to the financial risk of changes in foreign currency exchange rates (see table below, in thousands). The Group enters into derivative financial instruments to manage its exposure to foreign currency risk.

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates.

The Group uses forward currency contracts to hedge its foreign currency risks. Where the criteria for hedge accounting are not met, derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently remeasured at fair value with movements recorded to the statement of operations. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative. Where all relevant criteria are met, hedge accounting is applied to minimize earnings volatility.

	Fair value through profit or loss
	Asset		Liability
	2018	2019	2018	2019
Forward foreign exchange contracts	$255	$587	$-	$255

	Cashflow hedges
	Asset		Liability
	2018	2019	2018	2019
Forward foreign exchange contracts	$436	$2,437	$-	$5,346

Liquidity risk

The Group monitors its liquidity risk to maintain a balance between continuity of funding and flexibility. This helps the Group achieve timely fulfilment of its obligations while sustaining the growth of the business.

The table below (in thousands) analyses the Group’s financial liabilities into relevant groupings based on the remaining period from the reporting date to the contractual maturity date. Amounts due within 12 months equal their carrying balances, as the impact of discounting is not significant.

	Less than one year	Less than one year
	2018	2019
Trade and other payables	$96,526	$191,332
Contingent consideration	-	1,118
Total current	$96,526	$192,450

	More than one year	More than one year
	2018	2019
Contingent consideration	$-	$61,268
Borrowings	-	-
Total non-current	$-	$61,268

All derivative financial instruments included in trade and other payables have a maturity of less than 12 months.

The contingent consideration is the liability associated with the non-controlling interests arising from the transactions with CuriosityChina and Chalhoub. The non-current contingent consideration is comprised of $1.1 million and $60.2 million expected to mature by the end of 2021 and 2022, respectively. See Note 23 for further information.

Credit risk

Credit risk is the risk that financial loss arises from the failure of a consumer to meet its obligations under a contract. Due to the nature of operations the Group does not have significant exposure to credit risk.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables. The Group applies a loss allowance to trade and other receivables. As at December 31, 2019 all trade and other receivables were considered current being due within 30 days. The expected loss rate the Group applies for trade and other receivables is 0.5%.

The expected loss rates are based on the payment profiles of sales over a period of 36 months before December 31, 2019 or January 1, 2019 respectively and the corresponding historical credit losses experienced within this period which were not significant. The historical loss rates are adjusted to reflect current and forward looking information on macroeconomic factors affecting the ability of the consumers to settle the receivables. The Group has identified the GDP and the unemployment rate of the countries in which it sells its goods and services to be the most relevant factors, and accordingly adjusts the historical loss rates based on expected changes in these factors.

The majority of the Group’s cash and cash equivalents balance is held in money market funds which are regulated by securities and market authorities. These consist of AAA rated mutual investment funds which are permitted to diversify portfolio investments through high quality debt securities meeting regulatory mandated requirements. As such, the Group is not exposed to any material credit risk in relation to the cash and cash equivalents balance.

Capital risk management

The Group’s objective when managing capital is to safeguard the Group’s ability to provide returns for members and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. At December 31, 2019, the Group holds restricted cash of $12.5 million (2018: $nil).

The Group is not subject to any externally imposed capital requirements. The capital structure is as follows (in thousands):

	2018	2019
Total borrowings	$-	$-
Less: cash and cash equivalents	(1,044,786)	(322,429)
Net cash	(1,044,786)	(322,429)
Total equity	1,128,431	1,337,832
Total	$83,645	$1,015,403

The main purpose of the Group’s financial instruments is to finance the Group’s operations.

The main risks from the Group’s financial instruments are currency risk and liquidity risk. The Board reviews and approves policies, which have remained substantially unchanged for the year under review, for managing these risks.

Hedge accounting classification and impact

The Group designates certain forward foreign exchange contracts as cash flow hedges of forecast foreign currency revenue and costs. During the current year, losses of $7.9m (2018: $nil) were removed from the cash flow hedge reserve. A gain of $0.5m (2018: $nil) was taken to revenue, a loss of $0.2m (2018: $nil) was taken to cost of revenue and a loss of $8.1m (2018: nil) was taken to selling, general and administration expenses. A loss of $0.1m (2018: $nil) was added to inventories in the statement of financial position.

The Group uses a qualitative method for assessing hedge effectiveness. The hedge is assessed at inception and throughout the life of the hedge. Effectiveness between the hedged item and hedging instrument is tested by comparing the critical terms of both items and concluding that they are offsetting.

Fair value hierarchy

The Group recognizes the following financial instruments at fair value:

•	derivative financial instruments, measured using a Level 2 valuation method; and
•	contingent consideration, measured using a Level 2 valuation method.

In the year ended December 31, 2019, all contingent consideration was settled through the issue of shares. The valuation of contingent consideration was based upon the share price of the Group, which is deemed to be observable.

There have been no significant changes in the measurement and valuation techniques, or transfers between levels of the fair value hierarchy used in measuring the fair value of financial instruments, or changes in the classification of financial assets and liabilities. The carrying amount of the Group’s financial assets and financial liabilities are the same as their fair value.

Contingent consideration

The Group records contingent consideration arrangements at fair value based on the present-value of probability-weighted future cash flows related to the performance criteria and the fair value of our common stock at each reporting date.

We classify our contingent consideration liability in connection with investment related activity in 2019 within Level 2 of the fair value hierarchy as the lowest level inputs used to develop the estimated fair value are directly or indirectly observable. The estimated fair value of our contingent consideration liability is based on the present-value of probability-weighted future cash flows related to the performance criteria and the fair value of our common stock at each reporting date. Changes in the fair value of the contingent consideration liability subsequent to the acquisition date, such as changes in the probability assessment and the fair value of our common stock, are recognized in earnings in the period when the change in the estimated fair value occurs. During the year ended December 31, 2019, we recognized initially contingent consideration liabilities of $105,586,000. Subsequently we recognized a decrease in the fair value of our contingent consideration liability of $43,200,000, in gains on items held at fair value in our consolidated statement of operations, primarily due to a decrease in the fair value of our common stock.

Financial instruments sensitivity analysis

In managing currency risk the Group aims to reduce the impact of short term fluctuations on its earnings. At the end of each reporting year, the effects of hypothetical changes in currency are as follows.

Foreign exchange rate sensitivity analysis

The table below (in thousands) shows the Group’s sensitivity to U.S. dollars strengthening/weakening by 10%:

	Increase/ (decrease) in profit or loss	Increase/ (decrease) in profit or loss
	2018	2019
10% appreciation of United States dollars	$29,169	$(21,661)
10% depreciation of United States dollars	$(35,651)	$26,475

This analysis reflects the impact on the statement of operations due to financial assets and liabilities held at the balance sheet date and is based on foreign currency exchange rate variances that the Group considers to be reasonably possible at the end of the reporting year. The analysis assumes that all other variables, in particular interest rates, remain constant.